Term deposits and other financial assets - Fair value reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement In Fair Value Reserve For Financial Assets At Fair Value Through Other Comprehensive Income [Roll Forward]
Changes recognized in other comprehensive income of the period (Note 17)	$ 3,737	$ 3,793	$ (5,672)
Financial assets at fair value through OCI
Movement In Fair Value Reserve For Financial Assets At Fair Value Through Other Comprehensive Income [Roll Forward]
Beginning balance	(5,820)	(9,613)
Changes in fair value of financial assets	1,441	1,970
Deferred tax assets on fair value loss through other comprehensive income	(1,114)	(2,066)
Reclassification from fair value reserve to profit or loss of the period due to maturity or sale of financial assets	3,427	3,908
Changes in allowance for expected credit losses - reversal	(17)	(19)
Changes recognized in other comprehensive income of the period (Note 17)	3,737	3,793
Ending balance	$ (2,083)	$ (5,820)	$ (9,613)